Investor Shares [Member] | FAM Equity-Income Fund
FAM Equity-Income Fund
Investment Objective:

FAM Equity-Income Fund's investment objective is to provide current income as well as long-term capital appreciation by investing primarily (at least 80% of its total assets) in income-producing stocks that pay dividends.

Fees and Expenses of the Fund:
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
S H A R E H O L D E R F E E S (fees paid directly from your investment)
Shareholder Fees - {FAM Equity-Income Fund Investor Shares}	Investor Shares [Member] FAM Equity-Income Fund Investor Class
Maximum sales charge (load) on purchase	none
Maximum deferred sales charge (load)	none
Redemption fee	none

AN N UA L F U N D O P E R AT I N G E X P E N S E S (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - {FAM Equity-Income Fund Investor Shares}	Investor Shares [Member] FAM Equity-Income Fund Investor Class
Management Fees	0.90%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.36%	[1]
Total Fund Operating Expenses	1.26%
[1]	"Other Expenses" have been restated based on current contractual arrangements and are estimated for the current fiscal year.

Expense Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSE EXAMPLE
Expense Example- {FAM Equity-Income Fund Investor Shares}	1-Year	3-Year	5-Year	10-Year
Investor Shares [Member] | FAM Equity-Income Fund | Investor Class | USD ($)	128	400	692	1,523

Portfolio Turnover:
The  Fund  pays  transaction  costs,  such  as  commissions,  when  it  buys  and  sells  securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual  fund  operating  expenses  or  in  the  Example,  affect  the  Fund's  performance.  During  the  most  recent fiscal year, the Fund's portfolio turnover rate was 10.73% of the average value of its portfolio.

Principal Investment Strategies:

Fenimore  Asset  Management,  Inc.  ("Fenimore"),  the  investment  advisor  to the Fund employs a "value approach" in making its common stock selections.  This approach is based on Fenimore's belief that at any given point in time the stock price of a company may sell below the company's "true business  worth".   Factors  considered  in  evaluating  the  true  business  worth  include  the  company's  current earnings  and  Fenimore's  opinion  as  to  its  future  earnings  potential.   After  identifying  a  company  whose  securities  are  determined  to  have  a  favorable  price-to-earnings  relationship,  Fenimore  plans  to  invest  in  such securities until the "true business worth" nears the market price of the company's securities.

Generally,  the  Fund  will  attempt  to  remain  fully  invested  in  common  stocks  and  securities  that  are  convertible  into  common  stocks,  such  as  convertible  bonds  and  convertible  preferred  stocks.   The  Fund  may  invest in the securities of issuers of all sizes and market capitalizations.   The Fund may also invest in the securities of  both  domestic  and  foreign  issuers  and  it  may  invest  in  shares  of  other  investment  companies,  including exchange-traded funds ("ETFs").

Principal Risks:

• Stock  Market  Risk  -   the  value  of  stocks  fluctuate  in  response  to  the  activities  of  individual  companies and  general  stock  market  and  economic  conditions.   Stock  prices  may  decline  over  short  or  extended periods of time.  Stocks are more volatile and riskier than some other forms of investments.

• Stock Selection Risk - the value stocks chosen for the Fund are subject to the risk that the market may never realize their intrinsic value or their prices may go down.

• Small-Cap Risk - small capitalization companies may not have the size, resources or other assets of large capitalization companies.

• Market Risk - the value of your investment will go up and down, which means that you could lose money.

• Foreign Investment Risk - the Fund may invest in securities of foreign issuers that are traded in foreign markets or may be represented by American Depository Receipts that are traded in the United States. Investments in non-U.S. securities may involve additional risk including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

• Investment in Other Investment Companies Risk – the Fund may invest in shares of other investment companies, including ETFs. Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests. In addition, shareholders will be exposed to the investment risks associated with investments in other investment companies.

Annual Total Return:

The following bar chart and table show some indication of the risks of investing in the Fund.  The bar chart shows changes in the Investor Shares performance since 2005.  The table shows the Investor Shares average annual  returns    (before  and  after  taxes  )  for  the  one  year,  five  year  and  ten  year  periods  compared  to  those of the Russell MidCap Index, the Fund's primary benchmark index.  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information may be obtained at the Fund's website famfunds.com.

Best Quarter (ended 6/30/09): 16.68% Worst Quarter (ended 12/31/08): -21.88% The year-to-date return for the Fund's Investor Shares as of September 30, 2015 was -0.61%.
A V E R A G E A N N U A L T O T A L R E T U R N (for the periods ending December 31, 2014)
Average Annual Total Returns- {FAM Equity-Income Fund Investor Shares} - Investor Shares [Member] - FAM Equity-Income Fund	1 Year	5 Years	10 Years
Investor Class	7.85%	14.28%	6.20%
Investor Class | after taxes on distributions	6.62%	13.05%	5.28%
Investor Class | after taxes on distributions and sale of fund shares	5.41%	11.47%	4.87%
Russell MidCap Index	13.22%	17.19%	9.56%

The  after-tax  returns  shown  in  the  table  are  calculated  using  the  historical  highest  individual  federal  marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on  the  investor's  tax  situation  and  may  differ  from  those  shown.   The  after-tax  returns  are  not  relevant  to investors who hold their Fund shares through tax-deferred arrangements  such as 401(k) plans or individual retirement accounts, or to investors who are tax exempt.